The Prudential Insurance Company of America                                Sun-Jin Moon
Vice President and Corporate Counsel
Law Department

The Prudential Insurance Company
  of America
213 Washington Street
Newark, NJ 07102-2992
(973) 802-2687 fax: (973) 802-9560

September 11, 2012

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

Re:  Prudential Variable Contract Account GI-2 (File No. 811-07545)

Dear Commissioners:

On behalf of The Prudential Insurance Company of America and the Prudential Variable Contract Account GI-2 (the “Account”), we hereby submit, pursuant to Rule 30b-2 under the Investment Company Act of 1940 (the “Act”), that the Account’s semi-annual report for the period ending June 30, 2012 has been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

We incorporate by reference the following semi-annual reports for the underlying funds:

1.	Filer/Entity:AIM Variable Insurance Funds
(Invesco Variable Insurance Funds)
Registration No.:811-07452
CIK No.:0000896435
Accession No.:0000950123-12-011179
Date of Filing:08/24/12

2.	Filer/Entity:AllianceBernstein Variable Products Series Fund
Registration No.:811-05398
CIK No.:0000825316
Accession No.:0001193125-12-366259
Date of Filing: 08/23/12

3.       Filer/Entity:American Century Variable Portfolios, Inc.
Registration No.:811-05188
CIK No.:0000814680
Accession No.:000143779-12-008798
Date of Filing:08/23/12

4.       Filer/Entity:Advanced Series Trust ("AST")
Registration No.:811-05186
CIK No.:0000814679
Accession No.:0001193125-12-372158
Date of Filing:08/29/12

5.       Filer/Entity:The Dreyfus Corporation
Registration No.:811-00523
CIK No.:0000030146
Accession No.:0000030146-12-000008
Date of Filing:08/28/12

6.        Filer/Entity:DWS Variable Series
Registration No.:811-05002
CIK No.:00000810573
Accession No.:0000088053-12-000868
Date of Filing:08/20/12

7.      Filer/Entity: Fidelity Variable Insurance Products Fund V
Registration No.:811-05361
CIK No.:0000823535
Accession No.:      0000878467-12-000077
Date of Filing:        08/23/12

8.       Filer/Entity:Franklin Templeton Variable Insurance Products Trust
Registration No.:811-05583
CIK No.:0000837274
Accession No.:0001193125-12-375030
Date of Filing:08/30/12

9.       Filer/Entity:Janus Aspen Series
Registration No.:811-07736
CIK No.:0000906185
Accession No.:0000950123-12-011474
Date of Filing:08/29/12

10.     Filer/Entity:JPMorgan Insurance Trust
Registration No.:811-07874
CIK No.:0000909221
Accession No.:0001193125-12-369124
Date of Filing:08/27/12

11.     Filer/Entity:Lazard Retirement Series
Registration No.:811-08071
CIK No.:0001033669
Accession No.:0000930413-12-005159
Date of Filing:09/10/12

12.     Filer/Entity:MFS Variable Insurance Trust
Registration No.:811-08326
CIK No.:0000918571
Accession No.:0001193125-12-364816
Date of Filing:08/22/12

13.     Filer/Entity:Neuberger Berman Advisers Management Trust ("AMT")
Registration No.:811-04255
CIK No.:0000736913
Accession No.:0000894579-12-000258
Date of Filing:09/06/12

14.           Filer/Entity:PIMCO Variable Insurance Trust
Registration No.:811-08399
CIK No.:0001047304
Accession No.: 0001193125-12-377647
Date of Filing:08/31/12

15.           Filer/Entity:Royce Capital Fund
Registration No.:811-07537
CIK No.:0001006387
Accession No.:0000949377-12-000520
Date of Filing:08/21/12

16.    Filer/Entity:T. Rowe Price Equity Series
Registration No.:811-07143
CIK No.:0000918294
Accession No.: 0001206774-12-003737
                                            0001206774-12-003749
                                            0001206774-12-003750
                                            0001206774-12-003755
Date of Filing:   08/27/12

17.           Filer/Entity:    T. Rowe Price International Series, Inc.
Registration No.:     811-07145
CIK No.:      0000918292
Accession No.:0001206774-12-003746
Date of Filing:08/27/12

18.           Filer/Entity:The Variable Insurance Products Fund II.
Registration No.:811-05511
CIK No.:0000831016
Accession No.:0000831016-12-000013
Date of Filing:08/17/12

19.     Filer/Entity:The Prudential Series Fund, Inc.
Registration No.:811-03623
CIK No.:0000711175
Accession No.:0001193125-12-368242
Date of Filing:08/24/12

If you have any questions regarding this filing, please contact me at (973) 802-4708.

Sincerely,

__/s/_________________________
Sun-Jin Moon

VIA EDGAR